Note 9 - Employee Benefits - Restricted Stock Activity (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Granted (in shares)	0	0
The 2017 Stock Incentive Plan [Member]
Balance (in shares)	140,476
Balance, weighted-average grant date fair value (in dollars per share)	$ 3.04
Granted (in shares)	83,880
Granted, weighted-average grant date fair value (in dollars per share)	$ 2.44
Vested (in shares)	(33,484)
Vested, weighted-average grant date fair value (in dollars per share)	$ 4.60
Forfeited (in shares)	(5,774)
Forfeited, weighted-average grant date fair value (in dollars per share)	$ 2.87
Balance (in shares)	185,098	140,476
Balance, weighted-average grant date fair value (in dollars per share)	$ 2.52	$ 3.04